Offerings	Sep. 11, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2034
Amount Registered | shares	525,000,000
Proposed Maximum Offering Price per Unit	0.99671
Maximum Aggregate Offering Price	$ 523,272,750
Fee Rate	0.01476%
Amount of Registration Fee	$ 77,236
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos.
333-276165
and
333-276165-01.
The 6.150% Senior Notes due 2034 are being issued by American Assets Trust, L.P.The Proposed Maximum Offering Price per Unit is expressed as a percentage of the principal amount of the securities offered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of 6.150% Senior Notes due 2034
Fee Rate	0.01476%
Offering Note	The guarantee of the 6.150% Senior Notes due 2034 is issued by American Assets Trust, Inc. No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.